NOTE PAYABLE AND PROMISSORY NOTE (Details Narrative) - USD ($)				1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 07, 2025	Mar. 07, 2025	May 10, 2023	Oct. 16, 2025	Feb. 25, 2025	Mar. 31, 2024	Mar. 21, 2024	Feb. 22, 2024	Aug. 29, 2023	Aug. 22, 2023	May 17, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 10, 2025	Jun. 20, 2025
Interest payable												$ 15,445		$ 15,445		$ 14,004	$ 4,303
Convertible debt discount																		$ 13,500
Convertible Promissory Note Agreement [Member]
Convertible debt		$ 370,000			$ 358,200	$ 10,000	$ 20,000	$ 60,000			$ 30,000
Common stock issued upon conversion										500,000
Repayment of convertible note						$ 13,000		$ 78,000			$ 60,000
Restricted common stock shares issued upon conversion						100,000		800,000
Restricted common stock shares value						$ 90,000		$ 480,000
Loss on conversion to common stock shares						$ (50,000)		$ (376,000)
Convertible promissory note description		The principal does not accrue interest, and the amount of the note was automatically convertible into equity of the Company on the maturity date at a conversion price of $0.40 per share. At the Company’s sole discretion, the principal may convert into either: (a) shares of the Company’s Series C Preferred Stock; or (b) shares of the Company’s common stock			(1) the acquisition of the controlling interest in the Company by ACP, which happened pursuant to the SPA; (2) the effectiveness of an amendment to the Company’s Articles of Incorporation to authorize the Company to issue preferred stock, which occurred on June 20, 2025; and (3) the filing of a Certificate of Designation of Rights and Preferences of a series of preferred stock of the Company, which occurred on June 20, 2025. The conversion price of the Note was $0.015 per share of either common stock or preferred stock
Amortization of debt discount														358,200
Debt Instrument, Maturity date						Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024			Dec. 31, 2024
Recognized interest expense						$ 3,000		$ 24,000									$ 30,000
Amount amortized to interest expense												0	$ 0	358,200	$ 0
Preferred stock convertible share																			23,880,000
Convertible Promissory Note Agreement [Member] | Investor [Member]
Convertible debt	$ 10,000			$ 57,500
Convertible promissory note description	The principal did not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series D Preferred Stock at a conversion price of $0.38 per share upon creation of such series of shares
Amortization of debt discount	$ 10,000
Debt Instrument, Maturity date				Oct. 16, 2026
Amount amortized to interest expense												0	0	10,000	0
Preferred stock convertible share																			26,316
Convertible debt interest rate				10.00%
Convertible debt discount				$ 5,000
Proceeds from issuance (net)				$ 52,500
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 1, 2025 [Member]
Convertible debt												20,000		$ 20,000
Convertible promissory note description														The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.19 per share upon creation of such series of shares
Amortization of debt discount														$ 20,000
Amount amortized to interest expense												0	0	20,000	0
Preferred stock convertible share																			105,263
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 20, 2025 [Member]
Convertible debt												37,500		$ 37,500
Convertible promissory note description														The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.21 per share upon creation of such series of shares
Amortization of debt discount														$ 37,500
Amount amortized to interest expense												0	0	37,500	0
Preferred stock convertible share																			178,571
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 25, 2025 [Member]
Convertible debt												37,500		$ 37,500
Convertible promissory note description														The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series D Preferred Stock at a conversion price of $0.42 per share upon creation of such series of shares
Amortization of debt discount														$ 37,500
Amount amortized to interest expense												0	0	37,500	0
Preferred stock convertible share																			89,286
Convertible Promissory Note Agreement [Member] | Investor [Member] | June 2, 2025 [Member]
Convertible debt												5,000		$ 5,000
Convertible promissory note description														The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.22 per share upon creation of such series of shares
Amortization of debt discount														$ 5,000
Amount amortized to interest expense												0	0	5,000	0
Preferred stock convertible share																			22,727
Convertible Promissory Note Agreement [Member] | Investor [Member] | June 2, 2025 One [Member]
Convertible debt												5,000		$ 5,000
Convertible promissory note description														The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.22 per share upon creation of such series of shares
Amortization of debt discount														$ 5,000
Amount amortized to interest expense												0	0	5,000	0
Preferred stock convertible share																			22,727
Convertible Promissory Note Agreement [Member] | Investor [Member] | July 1, 2025 [Member]
Convertible debt												495,000		$ 495,000
Convertible promissory note description														The note is convertible any time after six months from the issuance date at the option of holder at a conversion price equal to the lower of $1.00 or 90% of the lowest volume weighted average price (“VWAP”) for the ten prior trading days. In connection with the note, the Company issued a four-year warrant to purchase 330,000 shares of the Company’s common stock at an exercise price of $1.50. The note is secured by all of the Company’s assets. At inception, the Company recorded a discount against the note payable in the amount of $352,495, representing the allocated fair value of the warrant of $125,755, the fair value of the embedded conversion feature (“ECF”) of $161,740, and the original issue discounts and fees of $65,000
Amortization of debt discount												105,865	0	$ 105,865	0
Convertible Promissory Note												$ 248,370		$ 248,370		0
Debt Instrument, Maturity date														Jul. 01, 2026
Convertible debt interest rate												10.00%		10.00%
Convertible debt discount												$ 45,000		$ 45,000
Debt issuance costs														20,000
Proceeds from issuance (net)														430,000
Convertible Promissory Note Agreement [Member] | Investor [Member] | September 2, 2025 [Member]
Convertible debt												58,000		58,000
Amortization of debt discount												1,353	0	$ 1,353	0
Debt Instrument, Maturity date														Jan. 01, 2026
Convertible debt discount												58,000		$ 58,000
Debt issuance costs														5,800
Proceeds from issuance (net)														52,200
Convertible Promissory Note Agreement [Member] | Investor [Member] | September 23, 2025 [Member]
Convertible debt												138,000		$ 138,000
Convertible promissory note description														The note is convertible any time after six months from the issuance date at the option of holder at a conversion price equal to the lower of $1.00 or 90% of the lowest VWAP for the ten prior trading days. In connection with the note, the Company issued a four-year warrant to purchase 120,000 shares of the Company’s common stock at an exercise price of $1.50 and 18,000 shares of the Company’s common stock. The note is secured by all of the Company’s assets. At inception, the Company recorded a discount against the note payable in the amount of $138,000 and a day one financing loss of $82,609, representing the total of the allocated fair value of the warrant of $53,180, the fair value of the shares issued to the holder at inception of $24,840, the fair value of the ECF of $124,589, and the original issue discounts and fees of $18,000
Amortization of debt discount												25,994	0	$ 25,994	0
Convertible Promissory Note												$ 25,994		$ 25,994		0
Debt Instrument, Maturity date														Sep. 19, 2026
Convertible debt interest rate												10.00%		10.00%
Convertible debt discount												$ 12,000		$ 12,000
Debt issuance costs														6,000
Proceeds from issuance (net)														$ 120,000
Convertible Promissory Note Agreement [Member] | Angelos Rezos [Member]
Repayment of convertible note							$ 26,000
PromissoryNote [Member] | Eltino, Ltd [Member]
Debt instrument			$ 25,000													25,000
Debt Instrument, Maturity date			Dec. 31, 2024											Feb. 25, 2025
PromissoryNote [Member] | Ms Bridusa Dominca Kamara [Member]
Debt instrument, Face amount									$ 30,000							30,000
Debt Instrument, Maturity date									Dec. 31, 2024
Recognized interest expense																$ 14,000
Interest payable									$ 14,000
Stock issuable upon settlement of debt																200,000
Accrued interest																$ 14,000
Second Convertible Promissory Note Agreement [Member]
Amortization of debt discount														$ 18,500
Amount amortized to interest expense												$ 0	$ 0	$ 18,500	$ 0
Preferred stock convertible share																			925,000